UMB FUND SERVICES, INC.
235 W. Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2000

February 6, 2015

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Center Coast MLP & Infrastructure Fund
Registration No.: 811-22843
Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended November 30, 2014. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Benjamin D. Schmidt
Benjamin D. Schmidt
AVP Fund Administration

Encl.